Vanguard® Mid-Cap Value Index Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.3%)
Basic Materials (5.0%)
	Nucor Corp.	2,310,461	247,196
	International Flavors & Fragrances Inc.	2,250,115	204,378
	LyondellBasell Industries NV Class A	2,303,213	173,386
	CF Industries Holdings Inc.	1,758,630	169,268
	Avery Dennison Corp.	717,154	116,681
	International Paper Co.	3,195,071	101,284
	Celanese Corp. Class A	860,640	77,750
	Eastman Chemical Co.	1,083,882	77,010
	FMC Corp.	555,844	58,753
	Westlake Corp.	141,172	12,265
			1,237,971
Consumer Discretionary (13.0%)
*	Dollar Tree Inc.	1,877,595	255,541
	Genuine Parts Co.	1,248,236	186,387
	DR Horton Inc.	2,760,125	185,894
	eBay Inc.	4,848,634	178,478
	Lennar Corp. Class A	2,255,157	168,122
*	Southwest Airlines Co.	5,236,785	161,502
*	Delta Air Lines Inc.	5,659,105	158,794
	Darden Restaurants Inc.	1,081,871	136,662
	Omnicom Group Inc.	1,808,016	114,068
	Best Buy Co. Inc.	1,788,558	113,287
	Garmin Ltd.	1,361,680	109,357
*	United Airlines Holdings Inc.	2,883,658	93,805
*	CarMax Inc.	1,404,768	92,743
	VF Corp.	3,085,890	92,299
*	AutoZone Inc.	42,998	92,099
	Advance Auto Parts Inc.	530,590	82,952
	Fox Corp. Class A	2,692,868	82,617
[1]	Paramount Global Class B	4,296,157	81,799
	Hasbro Inc.	1,157,834	78,061
	PulteGroup Inc.	2,043,165	76,619
*,1	Lucid Group Inc.	5,167,350	72,188
	BorgWarner Inc.	2,090,235	65,633
	Whirlpool Corp.	481,076	64,854
	News Corp. Class A	4,068,937	61,482
*	Carnival Corp.	8,711,849	61,244
*	Liberty Media Corp.-Liberty SiriusXM Class C	1,343,808	50,675
	Interpublic Group of Cos. Inc.	1,725,882	44,183
	MGM Resorts International	1,387,824	41,246
*	American Airlines Group Inc.	2,867,740	34,528

		Shares	Market Value ($000)
	Fox Corp. Class B	1,191,121	33,947
	Lear Corp.	262,006	31,359
	Bath & Body Works Inc.	957,091	31,201
*,1	GameStop Corp. Class A	1,142,230	28,704
*	Liberty Media Corp.-Liberty SiriusXM Class A	657,584	25,034
	Lennar Corp. Class B	122,627	7,298
	News Corp. Class B	378,120	5,831
	Paramount Global Class A	89,703	1,932
			3,202,425
Consumer Staples (9.3%)
	Corteva Inc.	6,401,516	365,847
	Kroger Co.	5,683,824	248,667
	McKesson Corp.	634,266	215,568
	Archer-Daniels-Midland Co.	2,473,701	199,009
	AmerisourceBergen Corp. Class A	1,371,915	185,661
	Tyson Foods Inc. Class A	2,556,108	168,524
	Kellogg Co.	2,251,317	156,827
	Clorox Co.	1,087,012	139,562
	Conagra Brands Inc.	4,241,932	138,414
	J M Smucker Co.	893,429	122,766
	Hormel Foods Corp.	2,409,688	109,496
	Campbell Soup Co.	1,724,332	81,251
	McCormick & Co. Inc. (Non-Voting)	1,105,310	78,775
	Molson Coors Beverage Co. Class B	795,764	38,189
	Albertsons Cos. Inc. Class A	1,408,326	35,011
			2,283,567
Energy (4.2%)
	ONEOK Inc.	3,943,923	202,087
	Baker Hughes Co. Class A	8,929,518	187,163
	Valero Energy Corp.	1,738,549	185,764
	Phillips 66	2,122,829	171,355
	Williams Cos. Inc.	5,377,245	153,950
	Halliburton Co.	3,602,001	88,681
	Continental Resources Inc.	480,571	32,107
			1,021,107
Financials (18.3%)
	Arthur J Gallagher & Co.	1,856,378	317,849
	M&T Bank Corp.	1,549,931	273,284
	Ameriprise Financial Inc.	954,649	240,524
	Discover Financial Services	2,410,949	219,203
	Willis Towers Watson plc	970,533	195,019
	Fifth Third Bancorp	6,056,178	193,555
	Hartford Financial Services Group Inc.	2,851,980	176,652
	Nasdaq Inc.	3,034,833	172,014
	Raymond James Financial Inc.	1,714,354	169,412
	Huntington Bancshares Inc.	12,728,538	167,762
	Regions Financial Corp.	8,246,796	165,513
	American International Group Inc.	3,355,639	159,326
	Principal Financial Group Inc.	2,199,707	158,709
	Citizens Financial Group Inc.	4,374,469	150,307
	Northern Trust Corp.	1,747,220	149,492
*	Arch Capital Group Ltd.	3,095,031	140,948
	State Street Corp.	2,258,906	137,364
	KeyCorp	8,231,469	131,868
	Cincinnati Financial Corp.	1,334,804	119,558
	W R Berkley Corp.	1,755,923	113,398
	Cboe Global Markets Inc.	936,084	109,868

		Shares	Market Value ($000)
	T. Rowe Price Group Inc.	995,963	104,586
	Everest Re Group Ltd.	347,829	91,284
	Loews Corp.	1,807,579	90,090
	Equitable Holdings Inc.	3,315,169	87,355
	Fidelity National Financial Inc.	2,316,785	83,868
	Ally Financial Inc.	2,450,719	68,204
	Annaly Capital Management Inc.	3,837,616	65,853
*	Markel Corp.	56,702	61,477
	Franklin Resources Inc.	2,419,146	52,060
*	Alleghany Corp.	56,409	47,348
	Globe Life Inc.	386,979	38,582
	Lincoln National Corp.	676,077	29,687
*,1	Corebridge Financial Inc.	569,293	11,209
[1]	Rocket Cos. Inc. Class A	968,285	6,120
			4,499,348
Health Care (7.1%)
*	Centene Corp.	5,044,656	392,525
	Zimmer Biomet Holdings Inc.	1,851,831	193,609
	Laboratory Corp. of America Holdings	797,853	163,408
	Cardinal Health Inc.	2,405,134	160,374
*	Hologic Inc.	2,203,397	142,163
	Royalty Pharma plc Class A	3,279,380	131,766
	Quest Diagnostics Inc.	1,029,144	126,266
	Viatris Inc.	10,702,040	91,181
	Teleflex Inc.	413,980	83,401
*	Henry Schein Inc.	1,201,327	79,011
	STERIS plc	441,358	73,389
*	DaVita Inc.	443,190	36,683
	DENTSPLY SIRONA Inc.	950,798	26,955
*	Elanco Animal Health Inc.	1,987,648	24,667
	Universal Health Services Inc. Class B	275,509	24,294
			1,749,692
Industrials (12.6%)
	Carrier Global Corp.	7,427,626	264,126
*	Keysight Technologies Inc.	1,582,467	249,017
	PACCAR Inc.	2,761,992	231,151
	Rockwell Automation Inc.	1,018,806	219,155
	WW Grainger Inc.	404,080	197,672
	Fortive Corp.	3,139,306	183,022
*	United Rentals Inc.	617,679	166,848
	Ingersoll Rand Inc.	3,558,412	153,937
	Dover Corp.	1,266,936	147,699
	Jacobs Solutions Inc.	1,126,225	122,184
	Synchrony Financial	4,251,895	119,861
	Otis Worldwide Corp.	1,854,431	118,313
	Textron Inc.	1,866,950	108,769
	CH Robinson Worldwide Inc.	1,093,366	105,302
	Stanley Black & Decker Inc.	1,304,591	98,118
	Snap-on Inc.	470,128	94,660
	Packaging Corp. of America	827,327	92,901
	Crown Holdings Inc.	1,069,395	86,653
	Westrock Co.	2,244,393	69,329
	Ball Corp.	1,387,012	67,020
	Expeditors International of Washington Inc.	721,936	63,754
	Westinghouse Air Brake Technologies Corp.	762,467	62,027
	Hubbell Inc. Class B	236,870	52,822

		Shares	Market Value ($000)
	Fortune Brands Home & Security Inc.	570,672	30,639
			3,104,979
Real Estate (11.3%)
	Welltower Inc.	4,089,595	263,043
	VICI Properties Inc.	8,500,087	253,728
	AvalonBay Communities Inc.	1,234,116	227,312
	Equity Residential	3,153,558	211,982
	Alexandria Real Estate Equities Inc.	1,440,095	201,887
	Weyerhaeuser Co.	6,533,882	186,608
*	CBRE Group Inc. Class A	2,692,879	181,796
	Mid-America Apartment Communities Inc.	1,018,843	157,992
	Ventas Inc.	3,527,769	141,710
	Essex Property Trust Inc.	574,773	139,227
	Simon Property Group Inc.	1,444,567	129,650
	UDR Inc.	2,867,712	119,612
	WP Carey Inc.	1,702,563	118,839
	Iron Mountain Inc.	2,565,525	112,806
	Healthpeak Properties Inc.	4,762,228	109,150
	Boston Properties Inc.	1,244,979	93,336
	Camden Property Trust	470,106	56,154
	Regency Centers Corp.	755,127	40,664
	Host Hotels & Resorts Inc.	1,577,380	25,049
			2,770,545
Technology (5.3%)
	Corning Inc.	6,714,534	194,856
	CDW Corp.	1,193,630	186,302
	Hewlett Packard Enterprise Co.	11,467,593	137,382
	NetApp Inc.	1,939,334	119,948
[2]	Citrix Systems Inc.	1,108,182	115,251
	NortonLifeLock Inc.	4,793,503	96,541
	Seagate Technology Holdings plc	1,750,310	93,169
	SS&C Technologies Holdings Inc.	1,913,228	91,357
*	Western Digital Corp.	2,775,659	90,348
*	Qorvo Inc.	910,868	72,332
	Leidos Holdings Inc.	602,538	52,704
*	F5 Inc.	262,844	38,041
*	UiPath Inc. Class A	1,326,050	16,721
*	IAC Inc.	174,838	9,682
			1,314,634
Telecommunications (0.5%)
	Lumen Technologies Inc.	9,137,825	66,523
	Juniper Networks Inc.	1,423,636	37,185
*	DISH Network Corp. Class A	2,189,777	30,285
			133,993
Utilities (13.7%)
	Consolidated Edison Inc.	3,129,445	268,381
	WEC Energy Group Inc.	2,783,938	248,968
	Constellation Energy Corp.	2,883,066	239,842
	Eversource Energy	3,057,643	238,374
*	PG&E Corp.	18,493,930	231,174
	American Water Works Co. Inc.	1,604,419	208,831
	Edison International	3,366,443	190,473
	Ameren Corp.	2,277,862	183,482
	Entergy Corp.	1,795,324	180,664
	FirstEnergy Corp.	4,790,874	177,262
	DTE Energy Co.	1,538,924	177,053
	PPL Corp.	6,497,410	164,709

			Shares	Market Value ($000)
		CenterPoint Energy Inc.	5,555,242	156,547
		CMS Energy Corp.	2,561,195	149,164
		AES Corp.	5,895,034	133,228
		Evergy Inc.	2,025,344	120,305
		Alliant Energy Corp.	2,214,626	117,353
		NiSource Inc.	3,582,880	90,253
		Vistra Corp.	3,674,585	77,166
		Avangrid Inc.	682,465	28,459
				3,381,688
Total Common Stocks (Cost $21,935,999)				24,699,949
		Coupon
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4]	Vanguard Market Liquidity Fund (Cost $149,557)	2.828%	1,496,156	149,571
Total Investments (100.9%) (Cost $22,085,556)				24,849,520
Other Assets and Liabilities—Net (-0.9%)				(209,624)
Net Assets (100%)				24,639,896
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $112,738,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $119,820,000 was received for securities on loan, of which $119,800,000 is held in Vanguard Market Liquidity Fund and $20,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	38	6,843	(257)
E-mini S&P Mid-Cap 400 Index	December 2022	22	4,858	(294)
				(551)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
State Street Corp.	8/30/24	BANA	2,968	(3.334)	—	(514)
State Street Corp.	8/30/24	BANA	52,971	(3.181)	—	(5,489)
					—	(6,003)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	24,584,698	—	115,251	24,699,949
Temporary Cash Investments	149,571	—	—	149,571
Total	24,734,269	—	115,251	24,849,520

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	551	—	—	551
Swap Contracts	—	6,003	—	6,003
Total	551	6,003	—	6,554
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.